Trade Accounts Payable (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Trade Accounts Payable [Abstract]
Transaction amount	$ 68,701	$ 61,926	$ 86,593